Fair value measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Current	$ 12,897	$ 25,585
Derivative Asset, Noncurrent	5,322	8,666
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Current	(0)	191
Derivative Asset, Noncurrent	75	(0)
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Current	738	3,688
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	813	3,879
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Current	(0)	(0)
Derivative Asset, Noncurrent	(0)	(0)
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Current	(0)	(0)
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	$ (0)	$ (0)